TURNER FUNDS

                  TURNER ULTRA SHORT DURATION FIXED INCOME FUND
                     TURNER SHORT DURATION FIXED INCOME FUND

                        Supplement dated October 1, 2002
            to the Prospectus dated January 31, 2002, as supplemented
                               September 27, 2002


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
 IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

1. The following information replaces in its entirety the information appearing in the Turner Ultra Short Duration Fixed Income Fund's "Fund Fees and Expenses" table, found on page 45 of the Prospectus:


Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

---------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
---------------------------------------------------------------------------------------------------

                                                   Class I Shares               Class II Shares

Investment Advisory Fees                                  0.25%                    0.25%
---------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                 None                      None
---------------------------------------------------------------------------------------------------
Total Other Expenses                                      0.61%                    0.86%
                                                          -----                    -----
---------------------------------------------------------------------------------------------------
      Shareholder Servicing Fee                           None                     0.25%1
---------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      0.86%                    1.11%
---------------------------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                  (0.50%)                   (0.50%)
                                                        -------                   -------
---------------------------------------------------------------------------------------------------
Net Total Operating Expenses                              0.36%2                   0.61%2
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------

1 The Shareholder Servicing Fee is included as part of the Fund's "Total Other Expenses" and is presented here for information purposes only.
2 Turner has contractually agreed to waive fees and to reimburse expenses in order to keep "Net Total Operating Expenses" of the Class I and Class II Shares from exceeding 0.36% and 0.61%, respectively, through January 31, 2004.


-------------------------------------------------------------------------------
Example
-------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Net Total Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:


                                                        1 Year      3 Years      5 Years     10 Years
-----------------------------------------------------------------------------------------------------------

Turner Ultra Short Duration  Fund - Class I Shares       $37         $224         $428        $1,014
-----------------------------------------------------------------------------------------------------------

Turner Ultra Short Duration Fund - Class II Shares       $62         $303         $563        $1,307
-----------------------------------------------------------------------------------------------------------

2. The following information replaces in its entirety the information appearing in the Turner Short Duration Fixed Income Fund's "Fund Fees and Expenses" table, found on page 47 of the Prospectus:

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

---------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
---------------------------------------------------------------------------------------------------

                                                   Class I Shares               Class II Shares

Investment Advisory Fees                                  0.25%                    0.25%
---------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                 None                      None
---------------------------------------------------------------------------------------------------
Total Other Expenses                                      0.50%                    0.75%
                                                          -----                    -----
---------------------------------------------------------------------------------------------------
      Shareholder Servicing Fee                          None                      0.25%1
---------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      0.75%                    1.00%
---------------------------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                  (0.39%)                   (0.39%)
                                                        -------                   -------
---------------------------------------------------------------------------------------------------
Net Total Operating Expenses                              0.36%2                   0.61%2
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------

1 The Shareholder Servicing Fee is included as part of the Fund's "Total Other Expenses" and is presented here for information purposes only.
2 Turner has contractually agreed to waive fees and to reimburse expenses in order to keep "Net Total Operating Expenses" of the Class I and Class II Shares from exceeding 0.36% and 0.61%, respectively, through January 31, 2004.


-------------------------------------------------------------------------------
Example
-------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Net Total Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:


                                                        1 Year      3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------------------------------

Turner Short Duration  Fund - Class I Shares             $37         $201         $378          $894
------------------------------------------------------------------------------------------------------------------

Turner Short Duration Fund - Class II Shares             $62         $280         $514        $1,189
------------------------------------------------------------------------------------------------------------------